Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

FINANCIAL STATEMENT SCHEDULE

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Beginning Balance	Additions	Write-offs	Ending Balance
	(in thousands)
Allowance for doubtful accounts:
Year ended December 31, 2014	$1,038	$471	$(846)	$663
Year ended December 31, 2013	633	980	(575)	1,038
Year ended December 31, 2012	425	647	(439)	633

	Beginning Balance	Additions	Reductions	Ending Balance
	(in thousands)
Deferred Tax Asset Valuation Allowance:
Year ended December 31, 2014	$362	$2,270	$(169)	$2,463
Year ended December 31, 2013	921	838	(1,397)	362
Year ended December 31, 2012	507	753	(339)	921